Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment, net consisted of the following:

	March 31,	June 30,
	2026	2025

Property and equipment	$191,329	$175,265
Less: accumulated depreciation	(162,524)	(149,160)
Property and equipment, net	$28,805	$26,105

Depreciation expense was $13,365 and $18,293 for the nine months ended March 31, 2026, and 2025, respectively, and is classified in general and administrative expenses in the Statements of Operations. Depreciation expense was $4,025 and $6,119 for the three months ended March 31, 2026, and 2025, respectively, and is classified in general and administrative expenses in the Statements of Operations.

Note 4 – Property and Equipment

Property and equipment, net consisted of the following:

	June 30,	June 30,
	2025	2024

Property and equipment	$175,265	$148,382
Less: accumulated depreciation	(149,160)	(124,803)
Property and equipment, net	$26,105	$23,579

Depreciation expense was $24,356 and $22,176 for the years ended June 30, 2025, and 2024, respectively, and is classified in general and administrative expenses in the Statements of Operations.